Other revenues and expenses (Tables)	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Schedule of Financial Income and Expenses
Financial income:

	Year ended December 31,
	2019	2020	2021
	(in thousands)
Income from short-term investments and term deposits and other finance revenue	$50	$29	$47
Impact of debt reimbursement (Notes 14.1 and 14.2)	—	—	5,177
Convertible debt amendments (Note 14.1)	—	1,399	—
Change in fair value of convertible debt derivative (Note 14.1)	—	—	3,848
Foreign exchange gain	2,116	1,407	3,032
Total financial income	$2,166	$2,835	$12,104
Financial expenses:

	Year ended December 31,
	2019 (1)	2020 (1)	2021
	(in thousands)
Interest on loans	$7,864	$9,747	$7,462
Interest on lease contracts (see Note 15)	622	780	760
Interest on financing component of long term development services agreement (see Notes 18 and 19)	619	3,221	2,156
Interest on supplier payable with extended payment terms	—	125	173
Other bank fees and financial charges	533	627	778
Change in fair value of convertible debt derivative (Note 14.1)	—	13,129	—
Foreign exchange loss	2,048	4,045	2,094
Total financial expenses	$11,686	$31,674	$13,423
(1) 2019 and 2020 amounts restated to reflect the impact of application of the IFRS IC decision on IAS 19 as described in Note 2.2

Schedule of Cost of Revenue and Operating Expenses	The tables below present the cost of revenue and operating expenses by nature of expense:

		Year ended December 31,
	Note	2019	2020	2021
		(in thousands)
Included in cost of revenue:
Cost of components		$14,039	$23,376	$18,365
Depreciation and impairment	7	959	573	517
Amortization of intangible assets	8	159	159	162
Wages and benefits		1,780	1,993	2,306
Share-based payment expense	13	10	42	58
Assembly services, royalties and other		1,538	1,323	2,282
		$18,485	$27,466	$23,690

		Year ended December 31,
	Note	2019 (1)	2020 (1)	2021
		(in thousands)
Included in operating expenses (between gross profit and operating result):
Depreciation and impairment	7	$3,167	$3,179	$2,837
Amortization of intangible assets	8	4,120	5,859	7,037
Wages and benefits		25,096	31,954	36,684
Share-based payment expense	13	1,787	2,943	5,077
Foreign exchange (gains) losses related to hedges of euro		71	106	(73)
Other, net		6,140	4,150	(6,054)
		$40,381	$48,191	$45,508

		Year ended December 31,
	Note	2019 (1)	2020 (1)	2021
		(in thousands)
Wages and salaries		$19,953	$25,485	$29,422
Social security costs and other payroll taxes		6,748	8,222	9,386
Other benefits		161	146	167
Pension costs		69	94	15
Share-based payment expenses	13	1,797	2,985	5,135
Total employee benefits expense		$28,728	$36,932	$44,125
(1) 2019 and 2020 amounts restated to reflect the impact of application of the IFRS IC decision on IAS 19 as described in Note 2.2

Schedule of Research and Development Expense
The impact of the reduction of research and development expense due to government grants, research tax credit and development costs capitalized was as follows:

	Year ended December 31,
	2019 (1)	2020 (1)	2021
	(in thousands)
Research and development costs	$31,199	$40,776	$52,200
Research tax credit	(3,123)	(4,871)	(6,328)
Government and other grants	(247)	(456)	(3,621)
Development costs capitalized (*)	(5,020)	(6,061)	(18,297)
Amortization of capitalized development costs	1,076	1,495	2,460
Total research and development expense	$23,885	$30,883	$26,414
(1) 2019 and 2020 amounts restated to reflect the impact of application of the IFRS IC decision on IAS 19 as described in Note 2.2